UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    06/30/99

Check here if Amendment [ ]; Amendment Number:    ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Brian Warner
Address:    767 Third Avenue, 16th Floor
            New York, NY 10017
            (212) 593-4538

Form 13F File Number:    28-6744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     ______________________________
Title:    ______________________________
Phone:    ______________________________

Signature, Place, and Date of Signing:
       /s/ Brian Warner             New York, NY              08/16/99
    ______________________    _________________________   ________________
          [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       35

Form 13F Information Table Value Total:       $180,947,519


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     Form 13F INFORMATION TABLE

Column 1                    Column 2  Column 3      Column 4          Column 5         Column 6  Column 7             Column 8
--------                    -------- ----------     ---------  ---------------------   --------  -------- -------------------------
                                                                                                                     Voting
                                                                                                                    Authority
                              Title                    Value     Shrs or        Put/  Investment   Other  -------------------------
Name of Issuer              of Class    CUSIP        (x$1000)    prn amt SH/PRN Call  discretion managers      Sole    Shared  None
--------------              -------- -----------     --------  --------- ------ ----  ---------- -------- -----------  ------  ----

Converse Inc Del               COM   212540 10 8      $55,825     15,400   SH            Sole                  15,400
Alaris Med Inc                 COM   011637 10 5   $2,222,775    658,600   SH            Sole                 658,600
Argosy Gaming Co               COM   040228 10 8     $986,174    111,900   SH            Sole                 111,900
Film Roman Inc                 COM   317234 10 2     $102,830     35,000   SH            Sole                  35,000
Draxis Health Inc              COM   26150J 10 1   $1,100,000    550,000   SH            Sole                 550,000
Monro Muffler Brake Inc        COM   610236 10 1      $80,800     10,100   SH            Sole                  10,100
North Pittsburgh Sys Inc       COM   661562 10 8   $1,991,890    117,170   SH            Sole                 117,170
Opti Inc.                      COM   683960 10 8     $370,758     61,000   SH            Sole                  61,000
Pagemart Wirless Inc           CLA   69553J 10 4   $1,096,635    145,000   SH            Sole                 145,000
Park Pl Entmt Corp             COM   700690 10 0   $9,978,640  1,030,000   SH            Sole               1,030,000
Pennsylvania Enterprises Inc   COM   708720 10 7     $518,627     16,900   SH            Sole                  16,900
Sound Advice Inc               COM   836066 10 0     $156,198     21,000   SH            Sole                  21,000
Central European Media Entrprs CLA   G20045 10 3     $845,000    130,000   SH            Sole                 130,000
Niagara Corp                   COM   653349 10 0   $1,883,296    331,100   SH            Sole                 331,100
NTL Inc                        COM   629407 10 7   $1,292,820     15,000   SH            Sole                  15,000
Pioneer Cos Inc                CLA   723643 10 2     $397,350     88,300   SH            Sole                  88,300
Associated Group Inc           CLA   045651 10 6  $17,707,487    271,900   SH            Sole                 271,900
Associated Group Inc           CLB   045651 20 5  $42,815,478    656,800   SH            Sole                 656,800
Avatar Hldgs Inc               COM   053494 10 0   $3,632,308    191,800   SH            Sole                 191,800
Citizens Utils Co Del          CLB   177342 20 1   $4,116,250    370,000   SH            Sole                 370,000
Clevland Indians Baseball      CLA   186202 10 7     $385,875     21,000   SH            Sole                  21,000
Cole National Corp New         CLA   193290 10 3     $261,954     33,000   SH            Sole                  33,000
Crestline Cap Corp             COM   226153 10 4  $15,203,995    904,300   SH            Sole                 904,300
New Frontier Media Inc         COM   644398 10 9     $420,500     58,000   SH            Sole                  58,000
Mariner Post-Acute Network Inc COM   568459 10 1     $105,841    187,996   SH            Sole                 187,996
Pricesmart Inc                 COM   741511 10 9  $17,344,250    495,550   SH            Sole                 495,550
Penwest Pharmaceuticals Co     COM   709754 10 5   $2,020,800    252,600   SH            Sole                 252,600
R H Donnelley Corp           COM NEW 74955W 30 7  $10,818,339    553,000   SH            Sole                 553,000
Reynolds Metals Co             COM   761763 10 1     $885,000     15,000   SH            Sole                  15,000
Sun Intl Hotels Ltd            ORD   P8797T 13 3   $4,312,110     96,360   SH            Sole                  96,360
Goodyear Tire & Rubr Co        PUT   382550 95 1     $588,130     10,000   SH    Put     Sole                  10,000
Becton Dickinson & Co          PUT   075887 95 9     $300,000     10,000   SH    Put     Sole                  10,000
Associated Group Inc           PUT   045651 95 6  $11,722,500    180,000   SH    Put     Sole                 180,000
Associated Group Inc           PUT   045651 95 5  $15,319,180    235,000   SH    Put     Sole                 235,000
Saga Communications            CLA   786598 10 2   $9,907,904    531,968   SH            Sole                 531,968
                                                  -----------
                     TOTAL                       $180,947,519